Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

			Shares	Value
Common Stocks : 81.24%
Energy : 0.05%
Energy Equipment & Services : 0.05%
Bristow Group Incorporated †(a)			4,945	$35,518
Bristow Group Incorporated †(a)			3,510	25,227
				60,745

Utilities : 81.19%
Electric Utilities : 48.48%
Alliant Energy Corporation			20,391	1,006,500
American Electric Power Company Incorporated			70,494	6,009,614
Duke Energy Corporation			63,986	5,479,121
Edison International			28,506	1,656,484
Entergy Corporation			26,186	2,666,259
Eversource Energy			54,793	4,586,174
Exelon Corporation			108,285	4,148,398
NextEra Energy Incorporated			60,427	15,442,724
Pinnacle West Capital Corporation			17,919	1,395,890
The Southern Company			89,221	5,091,842
Xcel Energy Incorporated			85,039	5,530,086
				53,013,092

Gas Utilities : 1.84%
Atmos Energy Corporation			19,600	2,014,488

Multi-Utilities : 27.08%
Ameren Corporation			38,992	2,913,872
CenterPoint Energy Incorporated			40,223	715,165
CMS Energy Corporation			59,487	3,484,748
Consolidated Edison Incorporated			31,324	2,351,179
Dominion Energy Incorporated			67,465	5,735,200
DTE Energy Company			28,180	3,031,323
Public Service Enterprise Group Incorporated			53,750	2,743,400
Sempra Energy			30,520	3,854,981
WEC Energy Group Incorporated			52,049	4,774,455
				29,604,323

Water Utilities : 3.79%
American Water Works Company Incorporated			32,621	4,142,867

Total Common Stocks (Cost $88,110,507)				88,835,515

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 31.54%
Communication Services : 5.28%
Diversified Telecommunication Services : 0.34%
Level 3 Financing Incorporated 144A	4.63%	9-15-2027	$50,000	51,240
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	74,906
Level 3 Financing Incorporated	5.38	8-15-2022	105,000	105,250
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	50,625
Level 3 Financing Incorporated	5.63	2-1-2023	90,000	90,168
				372,189

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Entertainment : 0.02%
Live Nation Entertainmen 144A	6.50%	5-15-2027	$25,000	$26,547

Interactive Media & Services : 0.02%
Match Group Incorporated 144A	4.13	8-1-2030	25,000	24,500

Media : 4.26%
Block Communications Incorporated 144A	4.88	3-1-2028	25,000	24,875
CCO Holdings LLC 144A	4.50	8-15-2030	100,000	103,750
CCO Holdings LLC 144A	4.50	5-1-2032	50,000	51,641
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	26,184
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	52,501
CCO Holdings LLC 144A	5.38	5-1-2025	300,000	308,250
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,288
CCO Holdings LLC 144A	5.75	2-15-2026	300,000	312,804
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	128,411
Cinemark Incorporated 144A	8.75	5-1-2025	25,000	26,063
Communications Finance Incorporated	6.88	9-1-2027	100,000	95,250
CSC Holdings LLC 144A	5.38	7-15-2023	200,000	203,000
CSC Holdings LLC 144A	5.50	5-15-2026	200,000	208,940
CSC Holdings LLC 144A	6.50	2-1-2029	200,000	220,792
CSC Holdings LLC 144A	7.50	4-1-2028	200,000	221,500
CSC Holdings LLC 144A	7.75	7-15-2025	100,000	104,250
Diamond Sports Group LLC 144A	5.38	8-15-2026	25,000	19,875
Diamond Sports Group LLC 144A	6.63	8-15-2027	275,000	165,468
DISH Network Corporation	3.38	8-15-2026	125,000	110,144
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	101,250
Gray Television Incorporated 144A	5.88	7-15-2026	350,000	361,375
Gray Television Incorporated 144A	7.00	5-15-2027	100,000	105,625
Lamar Media Corporation 144A	3.75	2-15-2028	125,000	121,250
Lamar Media Corporation 144A	4.00	2-15-2030	125,000	120,313
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	300,000	307,500
Nielsen Finance LLC 144A	5.00	4-15-2022	367,000	366,431
Outfront Media Capital Corporation 144A	4.63	3-15-2030	100,000	92,000
Outfront Media Capital Corporation	5.63	2-15-2024	54,000	54,270
QVC Incorporated	4.75	2-15-2027	50,000	47,625
Salem Media Group Incorporated 144A	6.75	6-1-2024	350,000	290,500
Scripps Escrow Incorporated 144A	5.88	7-15-2027	25,000	23,750
The E.W. Scripps Company 144A	5.13	5-15-2025	300,000	279,000
				4,659,875

Wireless Telecommunication Services : 0.66%
Sprint Capital Corporation	8.75	3-15-2032	150,000	215,625
T-Mobile USA Incorporated	4.75	2-1-2028	25,000	26,563
T-Mobile USA Incorporated	5.13	4-15-2025	25,000	25,500
T-Mobile USA Incorporated	5.38	4-15-2027	175,000	185,938
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	149,540
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,111
T-Mobile USA Incorporated	6.50	1-15-2026	100,000	105,530
				713,807

Consumer Discretionary : 4.25%
Auto Components : 0.77%
Allison Transmission Incorporated 144A	4.75	10-1-2027	75,000	72,750
Allison Transmission Incorporated 144A	5.00	10-1-2024	425,000	428,188
Allison Transmission Incorporated 144A	5.88	6-1-2029	50,000	50,500
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	267,280
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	25,000	25,438
				844,156

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Automobiles : 0.23%
Ford Motor Company	4.75%	1-15-2043	$250,000	$191,250
Ford Motor Company	9.00	4-22-2025	25,000	26,281
Ford Motor Company	9.63	4-22-2030	25,000	27,750
				245,281

Diversified Consumer Services : 0.94%
Carriage Services Incorporated 144A	6.63	6-1-2026	350,000	365,750
Service Corporation International	4.63	12-15-2027	100,000	105,230
Service Corporation International	7.50	4-1-2027	425,000	471,750
Service Corporation International	8.00	11-15-2021	85,000	89,675
				1,032,405

Hotels, Restaurants & Leisure : 1.00%
CCM Merger Incorporated 144A	3.00	3-15-2022	425,000	397,375
Hilton Domestic Operating Company Incorporated	4.88	1-15-2030	250,000	248,750
KFC Holding Company 144A	5.00	6-1-2024	100,000	102,359
Royal Caribbean Cruises	3.70	3-15-2028	75,000	50,661
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	225,000	213,779
Yum! Brands Incorporated 144A	4.75	1-15-2030	50,000	51,831
Yum! Brands Incorporated 144A	7.75	4-1-2025	25,000	27,625
				1,092,380

Leisure Products : 0.03%
NCL Corporation Limited 144A	3.63	12-15-2024	50,000	30,000

Specialty Retail : 1.09%
Asbury Automotive Group Incorporated 144A	4.50	3-1-2028	67,000	63,483
Asbury Automotive Group Incorporated 144A	4.75	3-1-2030	53,000	50,880
Group 1 Automotive Incorporated	5.00	6-1-2022	125,000	122,500
Lithia Motors Incorporated 144A	4.63	12-15-2027	25,000	24,125
Lithia Motors Incorporated 144A	5.25	8-1-2025	275,000	269,500
Penske Auto Group Incorporated	3.75	8-15-2020	50,000	49,505
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	292,500
Penske Auto Group Incorporated	5.75	10-1-2022	125,000	125,313
Sonic Automotive Incorporated	6.13	3-15-2027	200,000	198,374
				1,196,180

Textiles, Apparel & Luxury Goods : 0.19%
Levi Strauss & Company	5.00	5-1-2025	100,000	102,000
The William Carter Company 144A	5.50	5-15-2025	25,000	25,750
The William Carter Company 144A	5.63	3-15-2027	75,000	76,612
				204,362

Consumer Staples : 0.43%
Beverages : 0.05%
Cott Beverages Incorporated 144A	5.50	4-1-2025	50,000	50,427

Food & Staples Retailing : 0.05%
Albertsons Companies Incorporated 144A	4.63	1-15-2027	25,000	25,375
Albertsons Companies Incorporated 144A	4.88	2-15-2030	25,000	25,906
				51,281

Food Products : 0.31%
Darling Ingredients Incorporated 144A	5.25	4-15-2027	75,000	78,000

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Pilgrim’s Pride Corporation 144A	5.75%	3-15-2025	$110,000	$112,475
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	25,000	26,000
Prestige Brands Incorporated 144A	5.13	1-15-2028	25,000	25,375
Prestige Brands Incorporated 144A	6.38	3-1-2024	100,000	102,875
				344,725

Household Products : 0.02%
Spectrum Brands Incorporated	5.75	7-15-2025	25,000	25,781

Energy : 6.10%
Energy Equipment & Services : 0.93%
Bristow Group Incorporated †(a)	6.25	10-15-2022	450,000	0
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	150,000	16,712
Era Group Incorporated	7.75	12-15-2022	265,000	243,800
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	132,000
Hilcorp Energy Company 144A	5.75	10-1-2025	225,000	202,500
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	64,125
NGPL PipeCo LLC 144A	4.38	8-15-2022	50,000	50,930
Oceaneering International Incorporated	6.00	2-1-2028	250,000	167,500
USA Compression Partners LP	6.88	4-1-2026	150,000	144,375
				1,021,942

Oil, Gas & Consumable Fuels : 5.17%
Antero Midstream Partners LP 144A	5.75	1-15-2028	300,000	234,540
Apache Corporation	4.75	4-15-2043	200,000	154,882
Archrock Partners LP 144A	6.25	4-1-2028	25,000	23,813
Archrock Partners LP 144A	6.88	4-1-2027	100,000	95,500
Buckeye Partners LP	5.85	11-15-2043	150,000	125,063
Callon Petroleum Company	6.25	4-15-2023	25,000	8,125
Callon Petroleum Company	8.25	7-15-2025	225,000	68,625
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	125,000	135,371
Cheniere Energy Partners LP 144A	4.50	10-1-2029	50,000	48,875
Cheniere Energy Partners LP	5.25	10-1-2025	525,000	530,250
Cheniere Energy Partners LP	5.63	10-1-2026	150,000	152,670
Denbury Resources Incorporated	6.38	12-31-2024	81,000	7,043
Denbury Resources Incorporated 144A	7.75	2-15-2024	113,000	46,330
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	86,000
Denbury Resources Incorporated 144A	9.25	3-31-2022	86,000	34,400
EnLink Midstream Partners LP	4.40	4-1-2024	50,000	40,125
EnLink Midstream Partners LP	5.05	4-1-2045	325,000	188,988
EnLink Midstream Partners LP	5.45	6-1-2047	350,000	215,320
EnLink Midstream Partners LP	5.60	4-1-2044	250,000	150,910
Enviva Partners LP 144A	6.50	1-15-2026	275,000	290,813
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	45,418
Kinder Morgan Incorporated	7.42	2-15-2037	90,000	104,550
MPLX LP	5.25	1-15-2025	50,000	51,838
MPLX LP	6.38	5-1-2024	25,000	25,818
Murphy Oil Corporation	4.75	9-15-2029	150,000	154,155
Murphy Oil Corporation	5.75	8-15-2025	15,000	14,044
Murphy Oil Corporation	5.88	12-1-2027	25,000	23,250
Murphy Oil Corporation	5.88	12-1-2042	75,000	57,375
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	178,785
Occidental Petroleum Corporation	6.20	3-15-2040	100,000	68,250
Occidental Petroleum Corporation	6.45	9-15-2036	675,000	484,313
Occidental Petroleum Corporation	6.60	3-15-2046	75,000	52,125
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	125,000	113,438
Rockies Express Pipeline LLC 144A	4.80	5-15-2030	125,000	114,100
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	50,000	46,365
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	275,000	266,283
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	53,213
Sabine Pass Liquefaction LLC	5.63	2-1-2021	125,000	127,486

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC	6.25%	3-15-2022	$100,000	$106,376
Southwestern Energy Company	7.50	4-1-2026	50,000	46,000
Southwestern Energy Company	7.75	10-1-2027	150,000	139,875
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	450,000	429,750
Ultra Resources Incorporated †144A	7.13	4-15-2025	425,000	213
Western Midstream Operating LP	4.05	2-1-2030	100,000	89,720
Western Midstream Operating LP	5.25	2-1-2050	25,000	20,243
Western Midstream Operating LP	5.30	3-1-2048	225,000	175,500
Whiting Petroleum Corporation	1.25	4-1-2020	222,000	28,305
				5,654,431

Financials : 2.24%
Banks : 0.01%
Citigroup Incorporated	4.13	3-9-2021	5,000	4,988
Citigroup Incorporated	6.13	3-9-2028	10,000	10,350
				15,338

Consumer Finance : 1.13%
FirstCash Incorporated 144A	5.38	6-1-2024	175,000	175,474
Ford Motor Credit Company LLC	4.39	1-8-2026	250,000	235,000
Ford Motor Credit Company LLC	5.11	5-3-2029	375,000	350,175
Springleaf Finance Corporation	5.38	11-15-2029	100,000	88,650
Springleaf Finance Corporation	6.13	3-15-2024	50,000	48,515
Springleaf Finance Corporation	6.63	1-15-2028	125,000	119,375
Springleaf Finance Corporation	7.13	3-15-2026	125,000	123,125
Springleaf Finance Corporation	7.75	10-1-2021	25,000	25,625
Springleaf Finance Corporation	8.25	10-1-2023	65,000	66,151
				1,232,090

Diversified Financial Services : 0.65%
Ladder Capital Securities LLC 144A	5.25	10-1-2025	225,000	191,250
LPL Holdings Incorporated 144A	4.63	11-15-2027	50,000	48,938
LPL Holdings Incorporated 144A	5.75	9-15-2025	450,000	467,838
				708,026

Insurance : 0.41%
AmWINS Group Incorporated 144A	7.75	7-1-2026	225,000	241,403
HUB International Limited 144A	7.00	5-1-2026	100,000	102,707
USI Incorporated 144A	6.88	5-1-2025	100,000	102,459
				446,569

Thrifts & Mortgage Finance : 0.04%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	25,000	23,375
Ladder Capital Finance LP 144A	4.25	2-1-2027	25,000	20,875
				44,250

Health Care : 3.03%
Health Care Equipment & Supplies : 0.51%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	50,000	51,313
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	75,000	77,063
Hologic Incorporated 144A	4.38	10-15-2025	250,000	255,573
Hologic Incorporated 144A	4.63	2-1-2028	125,000	129,375

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
Surgery Center Holdings Incorporated 144A	6.75%	7-1-2025	$50,000	$45,750
				559,074

Health Care Providers & Services : 1.75%
Centene Corporation 144A	5.38	8-15-2026	25,000	26,410
Community Health Systems Incorporated 144A	6.63	2-15-2025	275,000	265,375
Davita Incorporated 144A%%	4.63	6-1-2030	100,000	99,750
Encompass Health Corporation	4.50	2-1-2028	50,000	50,750
Encompass Health Corporation	4.75	2-1-2030	50,000	50,729
Encompass Health Corporation	5.75	11-1-2024	15,000	15,090
HealthSouth Corporation	5.75	9-15-2025	75,000	76,875
MEDNAX Incorporated 144A	5.25	12-1-2023	25,000	24,500
MEDNAX Incorporated 144A	6.25	1-15-2027	75,000	70,125
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	325,000	307,125
MPT Operating Partnership LP	4.63	8-1-2029	50,000	49,500
MPT Operating Partnership LP	5.00	10-15-2027	100,000	103,375
MPT Operating Partnership LP	5.25	8-1-2026	150,000	153,750
MPT Operating Partnership LP	6.38	3-1-2024	25,000	25,680
Polaris Intermediate Corporation 144A	8.50	12-1-2022	50,000	43,782
Select Medical Corporation 144A	6.25	8-15-2026	175,000	183,969
Tenet Healthcare Corporation	4.63	7-15-2024	118,000	119,475
Tenet Healthcare Corporation 144A	4.88	1-1-2026	75,000	77,078
Tenet Healthcare Corporation 144A	5.13	11-1-2027	25,000	25,813
Tenet Healthcare Corporation	7.00	8-1-2025	90,000	90,431
Tenet Healthcare Corporation 144A	7.50	4-1-2025	25,000	27,250
Vizient Incorporated 144A	6.25	5-15-2027	25,000	26,228
				1,913,060

Health Care Technology : 0.51%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	400,000	399,428
IQVIA Incorporated 144A	5.00	5-15-2027	150,000	156,375
				555,803

Life Sciences Tools & Services : 0.07%
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	25,000	25,211
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	25,000	26,105
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	25,000	24,875
				76,191

Pharmaceuticals : 0.19%
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	175,000	179,375
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	25,000	27,321
				206,696

Industrials : 2.62%
Aerospace & Defense : 0.59%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	275,000	273,625
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	100,000	88,500
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	300,000	284,757
				646,882

Commercial Services & Supplies : 1.31%
ACCO Brands Corporation 144A	5.25	12-15-2024	25,000	25,125
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	300,000	310,125
Covanta Holding Corporation	5.88	3-1-2024	175,000	175,438
Covanta Holding Corporation	5.88	7-1-2025	75,000	74,078

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
IAA Spinco Incorporated 144A	5.50%	6-15-2027	$325,000	$329,875
KAR Auction Services Incorporated 144A	5.13	6-1-2025	550,000	519,635
				1,434,276

Machinery : 0.47%
Navistar International Corporation 144A	9.50	5-1-2025	25,000	26,875
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	250,000	257,595
Trimas Corporation 144A	4.88	10-15-2025	225,000	223,313
				507,783

Trading Companies & Distributors : 0.23%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	300,000	251,250

Information Technology : 2.82%
Communications Equipment : 0.16%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	75,000	72,917
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	100,000	104,250
				177,167

IT Services : 0.70%
Cardtronics Incorporated 144A	5.50	5-1-2025	400,000	376,000
Gartner Incorporated 144A	5.13	4-1-2025	350,000	357,144
Tempo Acquisition LLC 144A	5.75	6-1-2025	25,000	26,094
				759,238

Semiconductors & Semiconductor Equipment : 0.12%
Qorvo Incorporated 144A	4.38	10-15-2029	125,000	127,969

Software : 0.70%
CDK Global Incorporated 144A	5.25	5-15-2029	25,000	25,500
Fair Isaac Corporation 144A	4.00	6-15-2028	25,000	25,094
Fair Isaac Corporation 144A	5.25	5-15-2026	400,000	431,272
NortonLifeLock Incorporated 144A	5.00	4-15-2025	75,000	76,500
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	210,062
				768,428

Technology Hardware, Storage & Peripherals : 1.14%
Dell International LLC 144A	5.88	6-15-2021	165,000	165,050
Dell International LLC 144A	7.13	6-15-2024	525,000	545,013
NCR Corporation	6.38	12-15-2023	500,000	511,195
NCR Corporation 144A	8.13	4-15-2025	25,000	26,906
				1,248,164

Materials : 1.82%
Chemicals : 0.09%
Valvoline Incorporated 144A	4.25	2-15-2030	75,000	74,813
Valvoline Incorporated 144A	4.38	8-15-2025	25,000	25,375
				100,188

Containers & Packaging : 1.27%
Ball Corporation	4.88	3-15-2026	50,000	55,031
Ball Corporation	5.25	7-1-2025	40,000	44,850

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Berry Global Incorporated 144A	4.88%	7-15-2026	$50,000	$52,266
Berry Global Incorporated	5.13	7-15-2023	50,000	50,500
Berry Global Incorporated 144A	5.63	7-15-2027	25,000	26,250
Berry Global Incorporated	6.00	10-15-2022	33,000	33,248
Crown Americas Capital Corporation VI	4.75	2-1-2026	75,000	77,935
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	225,000	261,000
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	175,000	176,535
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	125,000	125,000
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	50,000	51,875
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	75,000	78,563
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	125,000	126,563
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	108,221
Silgan Holdings Incorporated 144A	4.13	2-1-2028	125,000	125,590
				1,393,427

Metals & Mining : 0.41%
Freeport-McMoRan Incorporated	4.13	3-1-2028	250,000	243,125
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	50,000	47,250
Kaiser Aluminum Corporation 144A	6.50	5-1-2025	50,000	51,313
Novelis Corporation 144A	5.88	9-30-2026	100,000	102,419
				444,107

Paper & Forest Products : 0.05%
Clearwater Paper Corporation 144A	5.38	2-1-2025	50,000	49,000

Real Estate : 1.01%
Equity REITs : 1.01%
CoreCivic Incorporated	4.63	5-1-2023	38,000	36,860
CoreCivic Incorporated	5.00	10-15-2022	125,000	122,500
Equinix Incorporated	5.88	1-15-2026	125,000	130,938
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	101,413
Iron Mountain Incorporated	6.00	8-15-2023	267,000	269,670
SBA Communications Corporation 144A	3.88	2-15-2027	50,000	50,770
The Geo Group Incorporated	5.13	4-1-2023	75,000	65,813
The Geo Group Incorporated	5.88	1-15-2022	135,000	127,702
The Geo Group Incorporated	5.88	10-15-2024	175,000	144,813
The Geo Group Incorporated	6.00	4-15-2026	75,000	58,500
				1,108,979

Utilities : 1.94%
Electric Utilities : 0.41%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	125,000	129,063
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	25,000	25,813
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	291,500
				446,376

Independent Power & Renewable Electricity Producers : 1.53%
NSG Holdings LLC 144A	7.75	12-15-2025	337,827	341,205
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	575,000	582,188
TerraForm Power Operating LLC 144A	4.25	1-31-2023	350,000	356,125
TerraForm Power Operating LLC 144A	4.75	1-15-2030	100,000	103,750
TerraForm Power Operating LLC 144A	5.00	1-31-2028	275,000	292,875
				1,676,143

Total Corporate Bonds and Notes (Cost $35,210,860)				34,486,743

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans : 1.05%
Communication Services : 0.49%
Media : 0.49%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	4.42%	8-27-2026	$370,727	$342,922
Hubbard Radio LLC (3 Month LIBOR +3.50%) ±‡	4.50	3-28-2025	67,373	56,593
Montreign Operating Company LLC (1 Month LIBOR +2.25%) ±‡	2.42	3-22-2021	152,616	135,065
				534,580

Consumer Discretionary : 0.03%
Hotels, Restaurants & Leisure : 0.03%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	3.00	8-8-2021	37,300	34,549

Energy : 0.26%
Oil, Gas & Consumable Fuels : 0.26%
Crestwood Holdings LLC (3 Month LIBOR +7.50%) ±	7.81	3-6-2023	150,000	83,016
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±	7.75	10-29-2025	75,000	46,050
EPIC Crude Services LP (3 Month LIBOR +5.00%) ±	5.37	3-2-2026	200,000	149,500
				278,566

Financials : 0.25%
Capital Markets : 0.08%
VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.22	3-1-2026	90,014	88,326

Diversified Financial Services : 0.10%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	8.50	4-30-2023	125,000	115,000

Insurance : 0.07%
HUB International Limited (3 Month LIBOR +4.00%) ±	5.00	4-25-2025	49,875	48,754
USI Incorporated (1 Month LIBOR +4.00%) ±	4.17	12-2-2026	24,938	24,158
				72,912

Information Technology : 0.02%
IT Services : 0.02%
Fiserv Investment Solutions Incorporated (3 Month LIBOR +4.75%) ±‡	5.14	2-18-2027	25,000	24,313

Total Loans (Cost $1,294,799)				1,148,246

	Dividend yield		Shares
Preferred Stocks : 0.31%
Energy : 0.31%
Energy Equipment & Services : 0.31%
Bristow Group Incorporated PIK 8.25 †(a)144A¥	10.00		1,438	56,035

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Dividend yield		Shares	Value
Energy Equipment & Services (continued)
Bristow Group Incorporated PIK 10 †(a)¥	10.00%		7,161	$279,045
				335,080

Total Preferred Stocks (Cost $260,436)				335,080

		Expiration date
Rights : 0.02%
Utilities : 0.02%
Independent Power & Renewable Electricity Producers : 0.02%
Vistra Energy Corporation †		12-31-2046	23,978	23,978

Total Rights (Cost $24,865)				23,978

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.67%
Communication Services : 0.28%
Diversified Telecommunication Services : 0.08%
Intelsat Connect Finance Company †144A	9.50	2-15-2023	$50,000	12,500
Intelsat Luxembourg SA †	8.13	6-1-2023	100,000	5,250
Telesat Canada Incorporated 144A	6.50	10-15-2027	75,000	73,550
				91,300

Media : 0.20%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	200,000	201,060
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	20,000	20,025
				221,085

Energy : 0.30%
Energy Equipment & Services : 0.03%
Valaris plc	5.75	10-1-2044	430,000	34,400

Oil, Gas & Consumable Fuels : 0.27%
Baytex Energy Corporation 144A	5.63	6-1-2024	200,000	102,000
Baytex Energy Corporation 144A	8.75	4-1-2027	375,000	189,375
Griffin Coal Mining Company Limited †(a)144A	9.50	12-1-2016	61,339	0
				291,375

Financials : 0.40%
Diversified Financial Services : 0.40%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	520,000	274,300
Intelsat Jackson Holdings SA †144A	8.50	10-15-2024	150,000	85,500
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	74,000	77,885
				437,685

Health Care : 0.99%
Pharmaceuticals : 0.99%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	50,000	48,312
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	75,000	73,688
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	62,000	62,184
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	51,651

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Bausch Health Companies Incorporated 144A		5.88%	5-15-2023	$24,000	$23,985
Bausch Health Companies Incorporated 144A		6.13	4-15-2025	200,000	202,958
Bausch Health Companies Incorporated 144A		6.50	3-15-2022	25,000	25,433
Bausch Health Companies Incorporated 144A		7.00	3-15-2024	50,000	51,740
Bausch Health Companies Incorporated 144A		7.00	1-15-2028	100,000	105,063
Teva Pharmaceutical Finance Netherlands III BV		4.10	10-1-2046	325,000	273,325
Teva Pharmaceutical Finance Netherlands III BV		6.75	3-1-2028	150,000	160,500
					1,078,839

Industrials : 0.54%
Commercial Services & Supplies : 0.40%
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	425,000	437,750

Electrical Equipment : 0.14%
Sensata Technologies BV 144A		5.00	10-1-2025	45,000	46,688
Sensata Technologies BV 144A		5.63	11-1-2024	100,000	104,616
					151,304

Materials : 0.16%
Containers & Packaging : 0.16%
Ardagh Packaging Finance plc 144A		4.13	8-15-2026	100,000	100,345
Ardagh Packaging Finance plc 144A		5.25	4-30-2025	25,000	26,094
OI European Group BV 144A		4.00	3-15-2023	50,000	49,375
					175,814

Total Yankee Corporate Bonds and Notes (Cost $3,741,177)					2,919,552

		Yield		Shares
Short-Term Investments : 3.14%
Investment Companies : 3.14%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.12		3,427,933	3,427,933

Total Short-Term Investments (Cost $3,427,933)					3,427,933

Total investments in securities (Cost $132,070,577)	119.97%				131,177,047
Other assets and liabilities, net	(19.97)				(21,832,785)

Total net assets	100.00%				$109,344,262

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,380,919	27,867,460	(30,820,446)	3,427,933	$3,427,933	3.14%

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2020, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Energy	$0	$60,745	$0	$60,745
Utilities	88,774,770	0	0	88,774,770
Corporate bonds and notes	0	34,486,743	0	34,486,743
Loans	0	817,275	330,971	1,148,246
Preferred stocks
Energy	0	335,080	0	335,080
Rights
Utilities	0	23,978	0	23,978
Yankee corporate bonds and notes	0	2,919,552	0	2,919,552
Short-term investments
Investment companies	3,427,933	0	0	3,427,933

Total assets	$92,202,703	$38,643,373	$330,971	$131,177,047

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.